Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Matthew Moulis (co-manager) has managed the fund since February 2023.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Matthew Moulis is co-manager of the fund, which he has managed since February 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.

LDT-23-01 1.962372.108	February 7, 2023

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I and Class Z
April 1, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Matthew Moulis (co-manager) has managed the fund since February 2023.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Matthew Moulis is co-manager of the fund, which he has managed since February 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.

ALCV-23-01 1.847519.130	February 7, 2023

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Matthew Moulis (co-manager) has managed the fund since February 2023.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Matthew Moulis is co-manager of the fund, which he has managed since February 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.

LCV-23-01 1.918632.112	February 7, 2023